LOANS TO JOINT VENTURES (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of joint ventures [line items]
Balance	$ 0
Amount written off	(70)
Balance	0
Joint ventures where entity is venturer [member]
Disclosure of joint ventures [line items]
Balance	10,667
Loss allowance recognised in profit or loss	(2,540)
Amount written off	(6,447)
Balance	$ 1,680